UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  December 31

Date of reporting period:  March 28, 2013

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
March 28, 2013

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds – 78.25%

		Canada – 0.77%
EUR	330,000	Bombardier, Inc.	7.250%	11/15/16	$440,989

		France – 2.69%
EUR	550,000	Crown European Holdings S.A.	7.125	8/15/18	766,707
EUR	450,000	Rexel S.A.	8.250	12/15/16	629,901
EUR	100,000	Rexel S.A.	7.000	12/17/18	141,292
					1,537,900

		Germany – 4.75%
EUR	500,000	Kabel Deutschland Vertrieb und Service GmbH	6.500	6/29/18	685,790
	250,000	Techem Energy Metering Service GmbH & Co.
EUR		KG	7.875	10/1/20	344,498
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a)	7.500	3/15/19	549,375
USD	1,100,000	Unitymedia Hessen GmbH & Co. KG (a)	5.500	1/15/23	1,135,750
					2,715,413

		Ireland – 2.99%
EUR	750,000	Ardagh Glass Finance plc	8.750	2/1/20	1,009,457
EUR	500,000	Smurfit Kappa Acquisitions	7.750	11/15/19	703,416
					1,712,873

		Luxembourg – 7.95%
GBP	230,000	Cabot Financial Luxembourg S.A.	10.375	10/1/19	388,789
USD	120,000	ConvaTec Healthcare (a)	10.500	12/15/18	134,100
EUR	400,000	ConvaTec Healthcare	10.875	12/15/18	574,269
USD	750,000	Dufry Finance SCA (a) (b)	5.500	10/15/20	781,900
GBP	400,000	Glencore Finance Europe S.A.	6.500	2/27/19	714,170
EUR	200,000	Numericable Finance & Co. SCA	12.375	2/15/19	305,080
USD	445,000	SES (a)	3.600	4/4/23	445,917
EUR	800,000	Telenet Finance Luxembourg SCA	6.375	11/15/20	1,071,730
EUR	100,000	Telenet Finance V Luxembourg SCA (a)	6.250	8/15/22	131,390
					4,547,345

		Netherlands – 5.55%
EUR	150,000	Linde Finance B.V.	7.375	7/14/16	221,840
EUR	100,000	TMF Group Holding B.V.	9.875	12/1/19	132,671
EUR	1,100,000	UPC Holding B.V.	8.000	11/1/16	1,455,101
EUR	93,000	UPC Holding B.V.	8.375	8/15/20	131,086
USD	150,000	UPCB Finance III, Ltd. (a)	6.625	7/1/20	162,000
EUR	775,000	Ziggo Bond Co. B.V. (a)	8.000	5/15/18	1,075,393
					3,178,091

		Sweden – 1.83%
EUR	750,000	Norcell Sweden Holding 2 AB	10.750	9/29/19	1,045,510

		United Kingdom – 37.66%
GBP	205,000	Arqiva Broadcast Finance plc (a)	9.500	3/31/20	323,168
EUR	700,000	BAA Funding, Ltd.	4.600	2/15/18	1,018,328
GBP	350,000	Barclays Bank plc	10.000	5/21/21	715,344

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
March 28, 2013 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	150,000	BAT International Finance plc	6.000%	6/29/22	$286,846
USD	490,000	British Sky Broadcasting Group plc (a) (b)	3.125	11/26/22	489,623
GBP	400,000	British Telecommunications plc	6.625	6/23/17	726,456
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,663,341
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	158,943
USD	1,000,000	Diageo Capital plc (b)	1.500	5/11/17	1,014,799
GBP	400,000	F&C Finance plc	9.000	12/20/16	665,823
GBP	200,000	Gala Electric Casinos plc	11.500	6/1/19	318,325
GBP	500,000	Gala Group Finance plc	8.875	9/1/18	811,006
USD	720,000	GlaxoSmithKline Capital plc (b)	2.850	5/8/22	736,016
EUR	420,000	Global Switch Holdings, Ltd.	5.500	4/18/18	614,148
GBP	450,000	Imperial Tobacco Finance plc	5.500	11/22/16	772,231
USD	200,000	Imperial Tobacco Finance plc (a) (b)	3.500	2/11/23	202,186
EUR	950,000	INEOS Group Holdings S.A.	7.875	2/15/16	1,229,936
GBP	501,000	ITV plc	5.375	10/19/15	807,832
GBP	100,000	Ladbrokes Group Finance plc	7.625	3/5/17	171,508
GBP	500,000	Legal & General Group plc (c)	6.385	5/2/17	776,819
USD	1,100,000	Lloyds Banking Group plc (a) (b) (c)	6.267	11/14/16	844,250
GBP	250,000	Marks & Spencer plc	4.750	6/12/25	389,596
EUR	510,000	Rexam plc	6.750	6/29/17	684,542
USD	800,000	Royal Bank of Scotland Group plc (c)	7.640	9/29/17	720,000
USD	1,100,000	Standard Chartered plc (c)	6.409	1/3/17	1,112,703
GBP	50,000	Tesco plc	5.500	12/13/19	90,152
GBP	89,000	Tesco plc	6.125	2/24/22	167,026
GBP	50,000	Tesco plc	5.000	3/24/23	86,730
GBP	50,000	Tesco plc	4.875	3/24/42	76,771
GBP	67,000	Thames Water Utilities Finance, Ltd.	5.375	7/21/25	113,517
GBP	450,000	Towergate Finance plc	8.500	2/15/18	721,359
GBP	100,000	Towergate Finance plc	10.500	2/15/19	160,302
GBP	710,000	Virgin Media Finance plc	8.875	10/15/19	1,201,254
GBP	500,000	William Hill plc	7.125	11/11/16	852,031
USD	595,000	WPP Finance 2010	4.750	11/21/21	643,804
GBP	100,000	WPP 2012 Ltd.	6.000	4/4/17	175,525
					21,542,240

		United States – 14.06%
USD	400,000	CenturyLink, Inc. (b)	5.800	3/15/22	405,702
USD	710,000	Digicel Group, Ltd. (a)	10.500	4/15/18	796,975
USD	600,000	HCA Holdings, Inc.	7.750	5/15/21	670,125
USD	300,000	HCA, Inc.	8.000	10/1/18	351,750
EUR	600,000	Infor (US), Inc.	10.000	4/1/19	867,172
USD	800,000	Iron Mountain, Inc. (b)	5.750	8/15/24	803,000
	2,500,000	Lehman Brothers UK Capital Funding IV LP
EUR		(c) (d) (e) (f)	5.750	12/31/49	—
EUR	775,000	Levi Strauss & Co.	7.750	5/15/18	1,065,458
USD	240,000	Regal Entertainment Group	9.125	8/15/18	270,600
USD	250,000	Reynolds Group Issuer, Inc.	5.750	10/15/20	255,312
USD	800,000	Reynolds Group Issuer, Inc.	9.875	8/15/19	879,000
USD	85,000	SBA Telecommunications, Inc. (a)	5.750	7/15/20	88,719
USD	1,240,000	Service Corp International (b)	7.625	10/1/18	1,461,650

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
March 28, 2013 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	113,000	Taminco Global Chemical Corp. (a)	9.750%	3/31/20	$126,278
					8,041,741
	Total corporate bonds
	(Cost $46,016,906)				44,762,102
Foreign government obligations – 4.88%

	United Kingdom - 4.88%
GBP	1,800,000	United Kingdom Gilt	1.250	7/22/18	2,790,011
	Total foreign government obligations
	(Cost $2,780,214)				2,790,011
US government obligations – 9.68%

	United States - 9.68%
USD	1,000,000	United States Treasury Note	3.625	2/15/21	1,165,156
USD	1,450,000	United States Treasury Note	0.250	9/15/14	1,450,963
USD	1,500,000	United States Treasury Note	0.875	1/31/18	1,509,961
USD	1,370,000	United States Treasury Note	2.000	2/15/22	1,408,638
					5,534,718
	Total US government obligations
	(Cost $5,446,496)				5,534,718

	Contracts*
Options purchased – 0.03%

	United States – 0.03%
USD	19	S&P 500 Index, Put @ $1,480 Expires 5/18/13			15,675
	Total options purchased
	(Cost $18,848)				15,675
	Total long-term investments
	(Cost $54,262,464)				53,102,506

	Shares
Short-term investment - 4.79%
	2,741,293	Fidelity Institutional Treasury Portfolio (b)			2,741,293
	Total short-term investment
	(Cost $2,741,293)				2,741,293
Total investments - 97.63%
	(Cost $57,003,757)				55,843,799
Net other assets and liabilities – 2.37%					1,358,279
Total net assets – 100.00%					$57,202,078

(a)
Restricted security, purchased under Rule 144A, section 4(2)g, which is exempt from registration under the Securities Act of 1933, as amended. At March 28, 2013, the restricted securities held by the Fund had an aggregate value of $7,287,024, which represented 12.7% of net assets.

(b)	A portion of this security is segregated as collateral for derivative contracts.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
March 28, 2013 (continued)

(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)	Security is in default.
(e)	Fair valued at March 28, 2013 as determined in good faith using procedures approved by the Board of Trustees.
(f)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
*	All options have 100 units per contract.

The Fund held the following written option contracts at March 28, 2013:

					Unrealized
	Number of	Expiratio	Premiums	Market	appreciation/
	contracts	n date	Received	value	(depreciation)

S&P 500 Index, Put @ $1,430	19	5/18/13	$9,462	$8,455	$1,007

The Fund held the following open forward foreign currency contracts at March 28, 2013:

		Local	Current	Unrealized
	Value	amount	notional	appreciation/
	date	(000’s)	value	(depreciation)
Euro
Short	4/19/13	13,780	$17,666,276	$92,010
British
Pound
Short	4/19/13	9,477	14,397,926	(73,656)
British
Pound
Short	4/18/13	584	886,849	(4,934)

Total				$13,420

The Fund held the following open futures contracts at March 28, 2013:

			Current	Unrealized
	Number of	Expiration	notional	appreciation/
	contracts	date	value	(depreciation)
UK Long Gilt Bond (Long)	5	6/26/13	$902,401	$4,173
German Euro Bund (Long)	25	6/6/13	4,662,412	32,735
Total				$36,908

The Fund held the following credit default swap contracts at March 28, 2013:

							Upfront
		Rates		Implied	Notional		premiums	Unrealized
		received/	Termination	credit	amount	Market	paid/	appreciation/
Counterparty	Reference entity	(paid)	date	spread	(000s)	value	(received)	(depreciation)
Protection purchased:
Citigroup	Enel SpA	(1.00%)	6/20/2018	2.92%	EUR 400	$47,087	$44,616	$2,471
Citigroup	Energias de Portugal SA	(5.00%)	6/20/2018	3.74%	EUR 400	(29,626)	(32,222)	2,596
Citigroup	Gas Natural SDG SA	(1.00%)	6/20/2018	2.27%	EUR 400	32,040	27,624	4,416
J.P. Morgan Securities Limited	Hewlett Packard Co.	(1.00%)	6/20/2018	1.81%	USD 150	6,138	6,395	(257)
Citigroup	Iberdrola	(1.00%)	6/20/2018	2.26%	EUR 400	31,698	26,347	5,351
J.P. Morgan Securities Limited	International Business Machines Corp.	(1.00%)	6/20/2018	0.31%	USD 850	(30,565)	(29,119)	(1,446)
J.P. Morgan Securities Limited	Legal & General Group plc	(1.00%)	6/20/2017	1.77%	EUR 450	18,230	40,165	(21,935)
Deutsche Bank AG	Morgan Stanley	(1.00%)	6/20/2018	1.48%	USD 600	13,916	14,343	(427)
Citigroup	Portugal Telecom International Finance BV	(5.00%)	6/20/2018	4.47%	EUR 400	(11,026)	(24,182)	13,156
Citigroup	Telecom Italia SpA	(1.00%)	6/20/2018	3.71%	EUR 400	63,948	58,036	5,912
Citigroup	Telefonica SA	(1.00%)	6/20/2018	2.42%	EUR 400	33,665	35,106	(1,441)
Protection sold:
Deutsche Bank AG	ConvaTec Healthcare	5.00%	12/20/2017	5.94%	EUR 50	(2,359)	(2,758)	399
J.P. Morgan Securities Limited	ConvaTec Healthcare	5.00%	12/20/2017	5.94%	EUR 80	(3,773)	(2,620)	(1,153)
J.P. Morgan Securities Limited	iTraxx-Crossover CDX Series 18	5.00%	12/20/2017	4.19%	EUR 500	20,570	(7,578)	28,148
Citigroup	iTraxx-Crossover CDX Series 18	5.00%	12/20/2017	4.19%	EUR 400	16,456	17,360	(904)
Total						$ 206,399	$ 171,513	$ 34,886

See notes to portfolio of investments

Henderson Global Funds
Portfolio of investments
       (unaudited)

Strategic Income Fund
March 28, 2013 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of Net assets
U.S. government obligations	9.68
Cable TV	6.89
Foreign government obligations	4.88
Commercial Banks Non-US	4.67
Containers-Metal/Glass	4.30
Telephone-Integrated	4.08
Publishing-Newspapers	3.19
Telecom Services	2.77
Finance-Other Services	2.63
Funeral Services & Related Items	2.56
Internet Connectivity Services	2.54
Tobacco	2.20
Chemicals-Diversified	2.15
Consumer Products-Miscellaneous	1.99
Apparel Manufacturers	1.86
Wire & Cable Products	1.83
Gambling (Non-Hotel)	1.79
Airport Development & Maintenance	1.78
Medical-Hospitals	1.78
Beverages - Wine & Spirits	1.77
Insurance Brokers	1.54
Enterprise Software/Services	1.52
Television	1.41
Commercial Services	1.40
Cellular Telecommunications	1.39
Retail-Misc/Diversified	1.37
Life/Health Insurance	1.36
Electronic Parts Distribution	1.35
Medical-Drugs	1.29
Diversified Banking Institution	1.26
Distribution/Wholesale	1.25
Disposable Medical Products	1.24
Paper & Related Products	1.23
Investment Management & Advising Services	1.16
Advertising Services	1.13
Computer Data Security	1.07
Satellite Telecom	0.78
Diversified Manufacturing Operations	0.77
Food-Retail	0.73
Retail-Major Dept Store	0.68
Electronic Measuring Instruments	0.60
Broadcast Service/Program	0.56
Diversified Operations	0.56
Theaters	0.47
Industrial Gases	0.39
Consulting Services	0.31
Commercial Services-Finance	0.23
Chemicals-Other	0.22
Water	0.20
Other	0.03
Finance - Investment Banking & Brokerage	—
Long-Term Investments	92.84
Short-Term Investment	4.79
Total Investments	97.63
Net Other Assets and Liabilities	2.37
100.00%

See notes to portfolio of investments

Henderson Global Funds
 Notes to portfolio of investments
(unaudited)
1.  Organization
Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among nine series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson World Select Fund are not included in this report as their fiscal-year end is July 31. The Henderson Strategic Income Fund (the “Fund”), included in this report, is a separate series of the Trust and is diversified.

2.  Significant accounting policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedule of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

Swap agreements are valued using independent values when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

Security transactions
Investment transactions are accounted for on a trade-date basis.

Foreign currency translation
Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. Open forward foreign currency contracts at the end of the period are listed in the Fund’s Portfolio of Investments.

Futures contracts
The Fund is subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying asset. The Fund realizes a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the contracts against default. Open futures contracts at the end of the period are listed in the Fund’s Portfolio of Investments.

Options purchased
The Fund may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. Purchased options are generally exchange traded with limited counterparty risk as settlement is guaranteed by a central clearinghouse. Option contracts purchased by the Fund and contracts outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

Options written
The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recognized as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option.

Written options are subject to substantial risks. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value. Written options at the end of the period are listed in the Fund’s Portfolio of Investments.

Swap contracts
The Fund may enter into swap contracts. Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular pre-determined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract or from unanticipated changes in the value of the swap agreement.

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open swap contracts at the end of the period are listed in the Fund’s Portfolio of Investments.

3.  Fair value measurements
Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the following table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at March 28, 2013:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Canada	$—	440,989	$—	$440,989
France	—	1,537,900	—	1,537,900
Germany	—	2,715,413	—	2,715,413
Ireland	—	1,712,873	—	1,712,873
Luxembourg	—	4,547,345	—	4,547,345
Netherlands	—	3,178,091	—	3,178,091
Sweden	—	1,045,510	—	1,045,510
United Kingdom	—	21,542,240	—	21,542,240
United States	—	8,041,741	—	8,041,741
Total Corporate Bonds	—	44,762,102	—	44,762,102
Foreign Government Obligations
United Kingdom	—	2,790,011	—	2,790,011
Total Foreign Government Obligations	—	2,790,011	—	2,790,011
US Government Obligations
United States	—	5,534,718	—	5,534,718
Total US Government Obligations	—	5,534,718	—	5,534,718
Options Purchased
United States	15,675	—	—	15,675
Total Options Purchased	15,675	—	—	15,675
Short-Term Investment	2,741,293	—	—	2,741,293
Total Investments	2,756,968	53,086,831	—	55,843,799
Financial Derivative Instruments*
Credit Default Swap Contracts	—	62,449	—	62,449
Forward Foreign Currency Contracts	—	92,010	—	92,010
Futures Contracts	36,908	—	—	36,908
Written Option Contracts	1,007	—	—	1,007
Total Financial Derivative Instruments	$37,915	$154,459	$—	$192,374
Liabilities
Financial Derivative Instruments*
Credit Default Swap Contracts	—	(27,563)	—	(27,563)
Forward Foreign Currency Contracts	—	(78,590)	—	(78,590)
Total Financial Derivative Instruments	$—	(106,153)	$—	$(106,153)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended March 28, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2012	Accrued discounts/ premiums	Realized gain/ (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of March 28 2013
Corporate Bonds
United States
Lehman Brothers UK Capital Funding IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at March 28, 2013 was $0.

The Fund’s management has determined that Lehman Brothers UK Capital Funding IV LP is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment on the basis that the company has filed for bankruptcy, the position is currently in default and is highly subordinated.

4.  Federal income tax cost basis
The US federal income tax basis of investments, excluding foreign currency, forward currency contracts, futures contracts, written options and swap contracts at March 28, 2013, and the gross unrealized appreciation and depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
$57,003,757	$2,421,047	$(3,581,005)	$(1,159,958)

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       May 21, 2013

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       May 21, 2013